Taxation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Enterprise income tax rate (as a percent)		25.00%	25.00%
Current and deferred income tax expense		¥ 168,643	$ 26,464	¥ (22,847)
Net operating loss carryforwards		5,624,288
Deferred tax assets, operating carryforwards, valuation allowance		1,083,508
Deferred tax assets, operating carryforwards, net of valuation allowance		36,151
Undistributed earnings of subsidiaries and variable interest entities		¥ 540,906		¥ 13,288
Percentage of consumption tax	3.00%	3.00%	3.00%
Payment of Consumption Tax		¥ 287,891
Cayman Islands
Income Tax Disclosure [Line Items]
Withholding income tax rate (as a percent)		0.00%	0.00%
Hong Kong
Income Tax Disclosure [Line Items]
Enterprise income tax rate (as a percent)		16.50%	16.50%
PRC
Income Tax Disclosure [Line Items]
Statutory VAT rate (as a percent)		13.00%	13.00%
Withholding income tax rate (as a percent)		10.00%	10.00%
Enterprise income tax rate (as a percent)		25.00%	25.00%	25.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)		25.00%	25.00%
Reduced withholding tax rate (as a percent)		5.00%	5.00%
Total deduction available on qualified research and development expenses (as a percent)		150.00%	150.00%
Additional deduction on qualified research and development expenses (as a percent)		175.00%	175.00%
PRC | High and New Technology Enterprises
Income Tax Disclosure [Line Items]
Preferential enterprise income tax rate (as a percent)		15.00%	15.00%
Effective term		3 years	3 years